Income Taxes - Schedule of Reconciliation of the Income Tax Expense Determined at the PRC Statutory Income Tax Rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income before income tax expense	$ (132,210)	$ 930,459	$ 1,908,945	$ 817,562	$ 15,789
PRC statutory income tax rate	16.50%	16.50%	25.00%	25.00%	25.00%
Income tax at PRC statutory income tax rate	$ (21,816)	$ 153,526	$ 477,236	$ 204,390	$ 3,947
Difference due to preferential tax		(21,346)	(240,772)	(89,432)	(2,180)
Difference due to discontinue subsidiary			194,675	0	0
Income tax expense	$ 77,277	$ 132,180	$ 431,139	$ 114,958	$ 1,767